UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07616

Nuveen Missouri Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         8/31/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Missouri Premium Income Municipal Fund (NOM)
	August 31, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 160.1% (100.0% of Total Investments)

	MUNICIPAL BONDS – 160.1% (100.0% of Total Investments)

	Consumer Staples – 3.9% (2.4% of Total Investments)
$ 1,055	Missouri Development Finance Board, Solid Waste Disposal Revenue Bonds, Procter and Gamble	No Opt. Call	AA–	$ 1,261,959
	Inc., Series 1999, 5.200%, 3/15/29 (Alternative Minimum Tax)
	Education and Civic Organizations – 21.0% (13.1% of Total Investments)
300	Curators of the University of Missouri, System Facilities Revenue Bonds, Refunding Series	11/24 at 100.00	AA+	319,416
	2014A, 4.000%, 11/01/33
250	Lincoln University, Missouri, Auxiliary System Revenue Bonds, Series 2007, 5.125%, 6/01/37 –	6/17 at 100.00	AA	257,942
	AGC Insured
410	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds,	6/23 at 100.00	A1	446,761
	Kansas City University of Medicine and Biosciences, Series 2013A, 5.000%, 6/01/33
750	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds,	5/23 at 100.00	BBB+	815,865
	Saint Louis College of Pharmacy, Series 2013, 5.500%, 5/01/43
600	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds,	10/22 at 100.00	BBB–	629,502
	Southwest Baptist University Project, Series 2012, 5.000%, 10/01/33
725	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds,	10/23 at 100.00	A	812,892
	University of Central Missouri, Series 2013C2, 5.000%, 10/01/34
630	Missouri Health and Educational Facilities Authority, Revenue Bonds, A.T. Still University of	10/21 at 100.00	A–	686,316
	Health Sciences, Series 2011, 5.250%, 10/01/41
510	Missouri Health and Educational Facilities Authority, Revenue Bonds, A.T. Still University of	10/23 at 100.00	A–	567,615
	Health Sciences, Series 2014, 5.000%, 10/01/39
700	Missouri Health and Educational Facilities Authority, Revenue Bonds, Rockhurst University,	10/18 at 103.00	BBB–	777,966
	Series 2011A, 6.500%, 10/01/35
550	Missouri Health and Educational Facilities Authority, Revenue Bonds, Washington University,	11/21 at 100.00	AAA	622,143
	Series 2011B, 5.000%, 11/15/37
600	Missouri Health and Educational Facilities Authority, Revenue Bonds, Webster University,	4/21 at 100.00	A2	649,698
	Series 2011, 5.000%, 4/01/36
250	Northwest Missouri State University, Housing System Revenue Bonds, Refunding Series 2012,	No Opt. Call	A3	237,725
	3.125%, 6/01/29
6,275	Total Education and Civic Organizations			6,823,841
	Health Care – 37.4% (23.4% of Total Investments)
525	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue	6/19 at 100.00	AA–	588,089
	Bonds, Saint Francis Medical Center, Series 2009A, 5.750%, 6/01/39
	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue
	Bonds, Southeast Missouri Hospital Association, Series 2007:
760	5.000%, 6/01/27	6/17 at 100.00	B	719,804
560	5.000%, 6/01/36	6/17 at 100.00	B	506,290
930	Cass County, Missouri, Hospital Revenue Bonds, Series 2007, 5.625%, 5/01/38	11/16 at 100.00	BBB–	939,328
480	Clinton County Industrial Development Authority, Missouri, Revenue Bonds, Cameron Regional	12/17 at 100.00	N/R	484,027
	Medical Center, Series 2007, 5.000%, 12/01/37
200	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman	2/21 at 100.00	BBB+	219,342
	Health System, Series 2011, 5.500%, 2/15/31
315	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman	2/24 at 100.00	BBB+	342,704
	Health System, Series 2015, 5.000%, 2/15/35
500	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, SSM	6/24 at 100.00	AA–	567,985
	Health Care, Series 2014A, 5.000%, 6/01/31
250	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC	No Opt. Call	AA	252,908
	Health System, Series 2015A, 4.000%, 1/01/45
540	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Capital	11/20 at 100.00	A3	600,329
	Region Medical Center, Series 2011, 5.000%, 11/01/27
1,730	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,	11/23 at 100.00	A2	1,883,347
	CoxHealth, Series 2013A, 5.000%, 11/15/44
415	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,	11/25 at 100.00	A2	468,967
	CoxHealth, Series 2015A, 5.000%, 11/15/32
335	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,	2/22 at 100.00	A1	359,103
	Heartland Regional Medical Center, Series 2012, 5.000%, 2/15/37
250	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy	No Opt. Call	AA–	251,858
	Health, Series 2012, 4.000%, 11/15/42
500	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Saint	12/21 at 100.00	A+	562,060
	Luke’s Episcopal and Presbyterian Hospitals, Series 2011, 5.000%, 12/01/25
	Missouri Health and Educational Facilities Authority, Health Facility Revenue Bonds, St.
	Luke’s Health System, Series 2010A:
40	5.250%, 11/15/25	11/20 at 100.00	A+	45,654
2,000	5.000%, 11/15/30	11/20 at 100.00	A+	2,220,880
720	Saline County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds,	12/20 at 100.00	BBB–	808,070
	John Fitzgibbon Memorial Hospital Inc., Series 2010, 5.600%, 12/01/28
350	St. Louis County Industrial Development Authority, Missouri, Healthcare Facilities Revenue	11/16 at 100.00	N/R	351,334
	Bonds, Ranken-Jordan Project, Refunding Series 2007, 5.000%, 11/15/27
11,400	Total Health Care			12,172,079
	Housing/Single Family – 0.7% (0.4% of Total Investments)
155	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds,	9/16 at 100.00	AA+	156,759
	Homeownership Loan Program, Series 2007A-1, 4.700%, 9/01/27 (Alternative Minimum Tax)
70	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds,	3/17 at 100.00	AA+	70,025
	Homeownership Loan Program, Series 2007C-1, 4.800%, 9/01/38 (Alternative Minimum Tax)
225	Total Housing/Single Family			226,784
	Long-Term Care – 12.8% (8.0% of Total Investments)
250	Bridgeton Industrial Development Authority, Missouri, Senior Housing Revenue Bonds, The Sarah	5/18 at 100.00	N/R	250,172
	Community Project, Series 2013, 4.500%, 5/01/28
500	Joplin Industrial Development Authority, Missouri, Revenue Bonds, Christian Homes Inc., Series	5/17 at 100.00	BBB–	511,600
	2007F, 5.750%, 5/15/31
475	Lees Summit Industrial Development Authority, Missouri, Revenue Bonds, John Knox Village	8/17 at 100.00	BBB–	484,723
	Obligated Group, Series 2007A, 5.125%, 8/15/32
250	Lees Summit Industrial Development Authority, Missouri, Revenue Bonds, John Knox Village	No Opt. Call	BBB–	255,912
	Obligated Group, Series 2014A, 5.250%, 8/15/39
250	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services	2/21 at 100.00	BBB+	273,552
	Projects, Series 2011, 6.000%, 2/01/41
500	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services	2/24 at 100.00	BBB+	527,915
	Projects, Series 2014A, 5.000%, 2/01/44
100	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village	No Opt. Call	BBB–	101,742
	of Chesterfield, Series 2012, 5.000%, 9/01/42
	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village
	of Sunset Hills, Series 2012:
250	5.000%, 9/01/32	No Opt. Call	A–	266,152
425	5.000%, 9/01/42	9/22 at 100.00	A–	445,043
430	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village	9/23 at 100.00	A–	481,768
	of Sunset Hills, Series 2013A, 5.875%, 9/01/43
570	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village	9/17 at 100.00	BBB–	582,626
	of West County, Series 2007A, 5.500%, 9/01/28
4,000	Total Long-Term Care			4,181,205
	Tax Obligation/General – 12.5% (7.8% of Total Investments)
500	Branson Reorganized School District R-4, Taney County, Missouri, General Obligation Bonds,	3/22 at 100.00	A+	530,015
	School Building Series 2012, 4.375%, 3/01/32
500	Fort Zumwalt School District, Callaway County, Missouri, General Obligation Bonds, Refunding &	3/24 at 100.00	AA+	528,035
	Improvement Series 2015, 4.000%, 3/01/32
1,685	Independence School District, Jackson County, Missouri, General Obligation Bonds, Series 2010,	3/20 at 100.00	AA+	1,917,227
	5.000%, 3/01/27
500	Jackson County Reorganized School District 4, Blue Springs, Missouri, General Obligation	3/21 at 100.00	AA	565,235
	Bonds, School Building Series 2013A, 5.000%, 3/01/31
500	Missouri School Boards Association, Lease Participation Certificates, Clay County School	3/17 at 100.00	AA	530,260
	District 53 Liberty, Series 2007, 5.250%, 3/01/27 – AGM Insured
3,685	Total Tax Obligation/General			4,070,772
	Tax Obligation/Limited – 24.1% (15.0% of Total Investments)
910	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales	10/22 at 100.00	AA+	1,040,248
	Tax Appropriation Bonds, Refunding Combined Lien Series 2013A, 5.000%, 10/01/33
350	Blue Springs, Missouri, Special Obligation Tax Increment Bonds, Adams Farm Project, Special	6/24 at 100.00	N/R	348,323
	Districts Refunding & Improvement Series 2015A, 4.750%, 6/01/30
625	Excelsior Springs Community Center, Missouri, Sales Tax Revenue Bonds, Series 2014, 4.000%,	3/23 at 100.00	AA	670,687
	3/01/27 – AGM Insured
315	Fulton, Missouri, Tax Increment Revenue Bonds, Fulton Commons Redevelopment Project, Series	6/16 at 100.00	N/R	270,484
	2006, 5.000%, 6/01/28
430	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1, 5.000%, 1/01/42	1/22 at 100.00	A	462,538
	Howard Bend Levee District, St. Louis County, Missouri, Levee District Improvement Bonds,
	Series 2013B:
180	4.875%, 3/01/33	3/23 at 100.00	BBB+	188,455
115	5.000%, 3/01/38	3/23 at 100.00	BBB+	120,339
485	Jackson County, Missouri, Special Obligation Bonds, Truman Medical Center Project, Series	12/21 at 100.00	Aa3	537,686
	2011B, 4.350%, 12/01/23
300	Kansas City Industrial Development Authority, Missouri, Downtown Redevelopment District	9/21 at 100.00	AA–	327,555
	Revenue Bonds, Series 2011A, 5.000%, 9/01/32
475	Kansas City Tax Increment Financing Commission, Missouri, Tax Increment Revenue Bonds,	6/16 at 100.00	N/R	480,382
	Briarcliff West Project, Series 2006A, 5.400%, 6/01/24
325	Kansas City, Missouri, Special Obligation Bonds, Downtown Redevelopment District, Series	9/23 at 100.00	AA–	365,027
	2014C, 5.000%, 9/01/33
245	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, City of Branson –	6/23 at 100.00	A	241,614
	Branson Landing Project, Series 2015A, 4.000%, 6/01/34
180	Monarch-Chesterfield Levee District, Saint Louis County, Missouri, Levee District Improvement	3/16 at 100.00	AA–	180,794
	Bonds, Series 1999, 5.750%, 3/01/19 – NPFG Insured
500	Osage Beach, Missouri, Tax Increment Revenue Bonds, Prewitts Point Transportation Development	11/15 at 100.00	N/R	490,305
	District, Series 2006, 5.000%, 5/01/23
1,500	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	AA–	298,680
	8/01/41 – NPFG Insured
250	Saint Louis County Industrial Development Authority, Missouri, Sales Tax Revenue Bonds,	7/24 at 100.00	N/R	252,738
	Chesterfield Blue Valley Community Improvement District Project, Series 2014A, 5.250%, 7/01/44
600	Springfield, Missouri, Special Obligation Bonds, Sewer System Improvements Project, Series	4/25 at 100.00	Aa2	613,908
	2015, 4.000%, 4/01/35
	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North
	Village Project, Series 2005A:
340	5.375%, 11/01/24	11/15 at 100.00	N/R	340,065
400	5.500%, 11/01/27	11/15 at 100.00	N/R	400,096
200	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North	11/15 at 100.00	N/R	200,184
	Village Project, Series 2005B, 5.500%, 11/01/27
8,725	Total Tax Obligation/Limited			7,830,108
	Transportation – 12.9% (8.0% of Total Investments)
335	Guam International Airport Authority, Revenue Bonds, Series 2013B, 5.500%, 10/01/33 –	10/23 at 100.00	AA	378,034
	AGM Insured
1,000	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series	No Opt. Call	AA–	1,123,290
	2005, 5.500%, 7/01/18 – NPFG Insured
2,500	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series	7/17 at 100.00	AA	2,684,175
	2007A, 5.000%, 7/01/21 – AGM Insured
3,835	Total Transportation			4,185,499
	U.S. Guaranteed – 12.4% (7.8% of Total Investments) (4)
600	Carroll County Public Water Supply District 1, Missouri, Water System Revenue Bonds, Refunding	3/18 at 100.00	A– (4)	677,220
	Series 2009, 6.000%, 3/01/39 (Pre-refunded 3/01/18)
600	Chesterfield, Missouri, Certificates of Participation, Series 2005, 5.000%, 12/01/24	12/15 at 100.00	Aa1 (4)	607,332
	(Pre-refunded 12/01/15) – FGIC Insured
110	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Iatan 2	1/16 at 100.00	A2 (4)	111,462
	Project Series 2006A, 4.125%, 1/01/21 (Pre-refunded 1/01/16) – AMBAC Insured
500	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point	1/16 at 100.00	AA– (4)	508,105
	Project, Series 2006, 5.000%, 1/01/34 (Pre-refunded 1/01/16) – NPFG Insured
1,320	Springfield Public Building Corporation, Missouri, Lease Revenue Bonds, Jordan Valley Park	11/15 at 100.00	N/R (4)	1,557,917
	Projects, Series 2000A, 6.125%, 6/01/21 – AMBAC Insured (ETM)
500	St. Louis County, Missouri, GNMA Collateralized Mortgage Revenue Bonds, Series 1993D, 5.650%,	No Opt. Call	AA+ (4)	587,075
	7/01/20 (Alternative Minimum Tax) (ETM)
3,630	Total U.S. Guaranteed			4,049,111
	Utilities – 13.2% (8.3% of Total Investments)
2,965	Missouri Environmental Improvement and Energy Resources Authority, Water Facility Revenue	12/16 at 100.00	AA+	3,012,410
	Bonds, Missouri-American Water Company, Series 2006, 4.600%, 12/01/36 – AMBAC Insured
	(Alternative Minimum Tax) (UB) (5)
350	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point	1/25 at 100.00	A–	392,665
	Project, Refunding Series 2014A, 5.000%, 1/01/32
	Missouri Joint Municipal Electric Utility Commission, Power Supply System Revenue Bonds, MoPEP
	Facilities, Series 2012:
400	5.000%, 1/01/32	1/21 at 100.00	A2	434,620
425	5.000%, 1/01/37	1/21 at 100.00	A2	459,187
4,140	Total Utilities			4,298,882
	Water and Sewer – 9.2% (5.8% of Total Investments)
200	Metropolitan St. Louis Sewerage District, Missouri, Wastewater System Revenue Bonds, Series	5/17 at 100.00	AAA	211,852
	2006C, 5.000%, 5/01/36 – NPFG Insured
2,000	Metropolitan St. Louis Sewerage District, Missouri, Wastewater System Revenue Bonds, Series	5/22 at 100.00	AAA	2,236,140
	2012A, 5.000%, 5/01/42
500	Missouri Environmental Improvement and Energy Resources Authority, Water Facility Revenue	1/25 at 100.00	Aa3	560,525
	Bonds, Tri-County Water Authority, Series 2015, 5.000%, 1/01/40
2,700	Total Water and Sewer			3,008,517
$ 49,670	Total Long-Term Investments (cost $49,060,615)			52,108,757
	Floating Rate Obligations – (6.8)%			(2,225,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value – (55.3)% (6)			(18,000,000)
	Other Assets Less Liabilities – 2.0%			659,752
	Net Assets Applicable to Common Shares – 100%			$ 32,543,509

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$52,108,757	$ —	$52,108,757

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of August 31, 2015, the cost of investments was $46,752,902.

Gross unrealized appreciation and gross unrealized depreciation of investments as of August 31, 2015, were as follows:

Gross unrealized:
Appreciation	$3,374,212
Depreciation	(243,451)
Net unrealized appreciation (depreciation) of investments	$3,130,761

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S.
Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 34.5%.
(ETM)	Escrowed to maturity.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Missouri Premium Income Municipal Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date:         October 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date:         October 30, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         October 30, 2015